Share Repurchase Programs	12 Months Ended
Dec. 31, 2018
Share Repurchase Programs
Share Repurchase Programs

22.Share Repurchase Programs

The Company accounts for repurchased ordinary shares under the cost method and includes such treasury stock as a component of the common shareholders’ equity. Cancellation of treasury stock is recorded as a reduction of ordinary shares, additional paid-in-capital and retained earnings, as applicable. An excess of purchase price over par value is allocated to additional paid-in-capital first with any remaining excess charged entirely to retained earnings.

In November 2016, the Company announced that its board of directors approved a new share repurchase program of up to US$1.0 billion of the Company's outstanding ADSs for a period not to exceed 12 months. As of expiration date of the program, the Company has repurchased approximately 1.1 million ADSs (equivalent to 28.1 million ordinary shares) for approximately US$306.1 million under this program.

In November 2017, the Company announced that its board of directors approved a new share repurchase program of up to US$1.0 billion of the Company's outstanding ADSs for a period not to exceed 12 months. On June 11, 2018, the Company announced that its board of directors approved an amendment to its share repurchase program, authorizing the repurchase of up to an additional US$1.0 billion of the Company’s outstanding ADSs. This expands the US$1.0 billion repurchase program that was approved on November 15, 2017 for a period not to exceed 12 months, bringing the total authorized repurchase amount to US$2.0 billion. As of expiration date of the program, the Company has repurchased approximately 4.6 million ADSs (equivalent to 114.9 million ordinary shares) for approximately US$1,178.5 million under this program.

In November 2018, the Company announced that its board of directors approved a new share repurchase program of up to US$1.0 billion of the Company's outstanding ADSs for a period not to exceed 12 months. As of December 31, 2018, no ADSs were repurchased under this program.